Debt (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Summary of issued bond outstanding
A summary of issued bonds outstanding as of December 31, 2020, is as follows:

	Currency	Face value of outstanding bonds (in millions)	Coupon	Maturity	Outstanding amount ($ millions)
Industrial Activities

Euro Medium Term Notes:
CNH Industrial Finance Europe S.A. (1)	EUR	367	2.875%	September 27, 2021	451
CNH Industrial Finance Europe S.A. (1)	EUR	75	1.625%	March 29, 2022	92
CNH Industrial Finance Europe S.A. (1)	EUR	316	1.375%	May 23, 2022	388
CNH Industrial Finance Europe S.A. (1)	EUR	369	2.875%	May 17, 2023	452
CNH Industrial Finance Europe S.A. (1)	EUR	750	0.000%	April 1, 2024	920
CNH Industrial Finance Europe S.A. (1)	EUR	650	1.750%	September 12, 2025	798
CNH Industrial Finance Europe S.A. (1)	EUR	100	3.500%	November 12, 2025	123
CNH Industrial Finance Europe S.A. (1)	EUR	500	1.875%	January 19, 2026	614
CNH Industrial Finance Europe S.A. (1)	EUR	600	1.750%	March 25, 2027	736
CNH Industrial Finance Europe S.A. (1)	EUR	50	3.875%	April 21, 2028	61
CNH Industrial Finance Europe S.A. (1)	EUR	500	1.625%	July 3, 2029	614
CNH Industrial Finance Europe S.A. (1)	EUR	50	2.200%	July 15, 2039	61
Other Bonds:
CNH Industrial N.V. (2)	USD	600	4.500%	August 15, 2023	600
CNH Industrial N.V. (2)	USD	500	3.850%	November 15, 2027	500
Hedging effects, bond premium/discount, and unamortized issuance costs					(44)
Total Industrial Activities					6,366
Financial Services
CNH Industrial Capital LLC	USD	500	4.875%	April 1, 2021	500
CNH Industrial Capital LLC	USD	400	3.875%	October 15, 2021	400
CNH Industrial Capital Argentina SA	ARS	701	36.000%	August 31, 2021	8
CNH Industrial Capital LLC	USD	500	4.375%	April 5, 2022	500
CNH Industrial Capital Australia Pty Ltd.	AUD	175	2.100%	December 12, 2022	135
CNH Industrial Capital LLC	USD	600	1.950%	July 2, 2023	600
CNH Industrial Capital Argentina SA	USD	31	0.000%	August 31, 2023	31
CNH Industrial Capital LLC	USD	500	4.200%	January 15, 2024	500
CNH Industrial Capital LLC	USD	500	1.875%	January 15, 2026	500
Hedging effects, bond premium/discount, and unamortized issuance costs					42
Total Financial Services					3,216
(1) Bond listed on the Irish Stock Exchange
(2) Bond listed on the New York Stock Exchange
A summary of total debt as of December 31, 2020 and 2019, is as follows:

	2020			2019
	Industrial Activities	Financial Services	Total	Industrial Activities	Financial Services	Total
	(in millions)

Total Bonds	$6,366	$3,216	$9,582	$5,061	$2,649	$7,710
Asset-backed debt	—	11,922	11,922	—	11,757	11,757
Other debt	905	3,644	4,549	165	5,222	5,387
Intersegment debt	1,017	856	—	1,332	1,120	—
Total Debt	$8,288	$19,638	$26,053	$6,558	$20,748	$24,854

Schedule of minimum annual repayments of debt
A summary of the minimum annual repayments of debt as of December 31, 2020, for 2021 and thereafter is as follows:

	Industrial Activities	Financial Services	Consolidated
	(in millions)
2021	$696	$10,846	$11,542
2022	1,050	3,312	4,362
2023	1,075	2,041	3,116
2024	925	1,479	2,404
2025	923	419	1,342
2026 and thereafter	2,602	685	3,287
Intersegment	1,017	856	—
Total	$8,288	$19,638	$26,053